Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of financial liabilities that were accounted for at fair value on a recurring basis

December 31, 2023
Carrying
	value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$—	$—	$—	$—
Total	$—	$—	$—	$—

	December 31, 2022
	Carrying
	value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$273,534	$—	$—	$273,534
Total	$273,534	$—	$—	$273,534

Schedule of the key inputs into the simulation model

	November 21,	December 31,	October 5,
	2023	2022	2022
CCC bond rates	—	15.09%	14.09%
Probability of early termination/repayment – BC not completed	—	5%	10%
Probability of early termination/repayment – BC completed or PIPE completed	—	95%	90%
Probability of completing a business combination by March 31, 2023	—	50%	50%
Probability of completing a business combination by June 30, 2023	—	50%	50%
Implied volatility	0.1%	6%	12%
Risk free rate	5.38%	4.76%	4.01%

Schedule of fair value of the Level 3 financial liabilities

	December 31, 2023	December 31, 2022
Bridge Note Embedded Derivative, Beginning Fair Value	$273,534	$—
Fair value at October 5, 2022 (Initial measurement)	—	208,803
Change in fair value	(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 9)	(181,085)	—
Bridge Note Embedded Derivative, Ending Fair Value	$—	$273,534

IDoc Virtual Telehealth Solutions, Inc.
Schedule of financial liabilities that were accounted for at fair value on a recurring basis

December 31, 2023
	Carrying value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$—	$—	$—	$—
Total	$—	$—	$—	$—

	December 31, 2022
	Carrying value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$273,534	$—	$—	$273,534
Total	$273,534	$—	$—	$273,534

Schedule of the key inputs into the simulation model

	November 21,	December 31,	October 5,
	2023	2022	2022
CCC bond rates	—	15.09%	14.09%
Probability of early termination/repayment – BC not completed	—	5%	10%
Probability of early termination/repayment – BC completed or PIPE completed	—	95%	90%
Probability of completing a business combination by March 31, 2023	—	50%	50%
Probability of completing a business combination by June 30, 2023	—	50%	50%
Implied volatility	0.1%	6%	12%
Risk free rate	5.38%	4.76%	4.01%

Schedule of fair value of the Level 3 financial liabilities

The change in the fair value of the Level 3 financial liabilities for the years ended December 31, 2023 and 2022 are summarized as follows:

	December 31,	December 31,
	2023	2022
Bridge Note Embedded Derivative, Beginning Fair Value	$273,534	$—
Fair value at October 5, 2022 (Initial measurement)	—	208,803
Change in fair value	(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 8)	(181,085)	—
Bridge Note Embedded Derivative, Ending Fair Value	$—	$273,534